Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

October 31, 2020

LCV-QTLY-1220
1.809080.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	130,212	$3,518,328
Liberty Global PLC Class C (a)	71,905	1,341,747
Verizon Communications, Inc.	156,933	8,943,612
		13,803,687
Entertainment - 2.1%
The Walt Disney Co.	65,417	7,931,811
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	4,363	7,051,088
Media - 2.1%
Comcast Corp. Class A	90,033	3,802,994
Discovery Communications, Inc. Class A (a)	34,789	704,129
Interpublic Group of Companies, Inc.	195,304	3,533,049
		8,040,172

TOTAL COMMUNICATION SERVICES		36,826,758

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.1%
Aptiv PLC	44,640	4,307,314
Hotels, Restaurants & Leisure - 2.9%
Las Vegas Sands Corp.	62,810	3,018,649
McDonald's Corp.	38,380	8,174,940
		11,193,589
Household Durables - 0.5%
Lennar Corp. Class A	28,350	1,991,021
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	31,190	2,817,081
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	15,481	2,996,812
Ulta Beauty, Inc. (a)	12,750	2,636,318
		5,633,130
Textiles, Apparel & Luxury Goods - 0.7%
VF Corp.	36,440	2,448,768

TOTAL CONSUMER DISCRETIONARY		28,390,903

CONSUMER STAPLES - 7.6%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	4,760	786,495
Keurig Dr. Pepper, Inc. (b)	66,707	1,794,418
Monster Beverage Corp. (a)	3,500	267,995
PepsiCo, Inc.	7,200	959,688
The Coca-Cola Co.	65,856	3,165,039
		6,973,635
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	2,397	857,215
Walmart, Inc.	36,846	5,112,383
		5,969,598
Food Products - 1.1%
Conagra Brands, Inc.	15,100	529,859
Mondelez International, Inc.	68,843	3,656,940
		4,186,799
Household Products - 2.4%
Clorox Co.	2,800	580,300
Kimberly-Clark Corp.	15,254	2,022,528
Procter & Gamble Co.	49,433	6,777,264
		9,380,092
Tobacco - 0.7%
Philip Morris International, Inc.	38,311	2,720,847

TOTAL CONSUMER STAPLES		29,230,971

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
BP PLC sponsored ADR	68,900	1,066,572
Cenovus Energy, Inc. (Canada)	459,300	1,503,076
Cheniere Energy, Inc. (a)	57,100	2,733,377
Chevron Corp.	57,200	3,975,400
Hess Corp.	50,500	1,879,610
Marathon Petroleum Corp.	57,400	1,693,300
Total SA sponsored ADR	56,500	1,713,645
		14,564,980
FINANCIALS - 18.2%
Banks - 5.7%
Bank of America Corp.	225,600	5,346,720
Citigroup, Inc.	82,900	3,433,718
DNB ASA	50,700	683,495
First Horizon National Corp.	106,600	1,109,706
JPMorgan Chase & Co.	42,800	4,196,112
KeyCorp	104,800	1,360,304
Truist Financial Corp.	35,467	1,493,870
Wells Fargo & Co.	206,300	4,425,135
		22,049,060
Capital Markets - 4.6%
Bank of New York Mellon Corp.	136,400	4,686,704
BlackRock, Inc. Class A	5,600	3,355,576
Cboe Global Markets, Inc.	17,600	1,430,704
Intercontinental Exchange, Inc.	27,600	2,605,440
Morgan Stanley	92,000	4,429,800
Virtu Financial, Inc. Class A	58,700	1,255,006
		17,763,230
Consumer Finance - 2.8%
Ally Financial, Inc.	48,000	1,280,640
Capital One Financial Corp.	113,400	8,287,272
Discover Financial Services	20,600	1,339,206
		10,907,118
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	38,457	7,764,468
Insurance - 3.1%
American International Group, Inc.	49,770	1,567,257
Hartford Financial Services Group, Inc.	59,000	2,272,680
The Travelers Companies, Inc.	45,000	5,431,950
Willis Towers Watson PLC	13,284	2,424,064
		11,695,951

TOTAL FINANCIALS		70,179,827

HEALTH CARE - 13.8%
Biotechnology - 0.1%
Vertex Pharmaceuticals, Inc. (a)	2,000	416,720
Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	27,400	2,880,014
Baxter International, Inc.	30,000	2,327,100
Becton, Dickinson & Co.	15,700	3,628,741
Boston Scientific Corp. (a)	53,600	1,836,872
Danaher Corp.	26,400	6,059,856
Medtronic PLC	35,020	3,521,961
Stryker Corp.	4,100	828,241
		21,082,785
Health Care Providers & Services - 3.1%
Cardinal Health, Inc.	26,600	1,218,014
Centene Corp. (a)	18,500	1,093,350
Cigna Corp.	19,300	3,222,521
CVS Health Corp.	28,034	1,572,427
Humana, Inc.	5,400	2,156,112
UnitedHealth Group, Inc.	8,600	2,624,204
		11,886,628
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	9,300	4,400,016
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	41,100	2,402,295
Johnson & Johnson	54,985	7,538,993
Merck & Co., Inc.	7,300	549,033
Pfizer, Inc.	138,571	4,916,499
		15,406,820

TOTAL HEALTH CARE		53,192,969

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.8%
General Dynamics Corp.	21,963	2,884,401
Northrop Grumman Corp.	4,740	1,373,747
Raytheon Technologies Corp.	83,324	4,526,160
The Boeing Co.	14,050	2,028,680
		10,812,988
Air Freight & Logistics - 1.1%
FedEx Corp.	15,766	4,090,804
Construction & Engineering - 1.3%
AECOM (a)	108,637	4,871,283
Electrical Equipment - 1.5%
Sensata Technologies, Inc. PLC (a)	136,867	5,982,457
Industrial Conglomerates - 1.3%
General Electric Co.	531,946	3,947,039
Honeywell International, Inc.	6,000	989,700
		4,936,739
Machinery - 0.8%
Caterpillar, Inc.	19,135	3,005,152
Marine - 1.0%
A.P. Moller - Maersk A/S Series B	1,642	2,631,526
Kirby Corp. (a)	33,000	1,270,170
		3,901,696
Professional Services - 1.1%
Nielsen Holdings PLC	304,469	4,113,376
Road & Rail - 1.1%
Norfolk Southern Corp.	20,410	4,268,139
Trading Companies & Distributors - 1.3%
HD Supply Holdings, Inc. (a)	101,196	4,033,673
Univar, Inc. (a)	68,600	1,138,074
		5,171,747

TOTAL INDUSTRIALS		51,154,381

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	165,555	5,943,425
CommScope Holding Co., Inc. (a)	103,143	917,973
F5 Networks, Inc. (a)	16,213	2,155,356
		9,016,754
IT Services - 4.2%
Amdocs Ltd.	89,427	5,041,894
CACI International, Inc. Class A (a)	2,700	563,031
Capgemini SA	19,811	2,287,445
Fidelity National Information Services, Inc.	4,111	512,189
Fiserv, Inc. (a)	40,641	3,879,996
IBM Corp.	36,333	4,056,943
		16,341,498
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.	3,406	1,190,840
Intel Corp.	92,981	4,117,199
		5,308,039
Software - 1.1%
Nortonlifelock, Inc.	85,376	1,756,184
SS&C Technologies Holdings, Inc.	40,603	2,404,510
		4,160,694

TOTAL INFORMATION TECHNOLOGY		34,826,985

MATERIALS - 4.8%
Chemicals - 3.0%
DuPont de Nemours, Inc.	74,093	4,214,410
Olin Corp.	180,286	2,983,733
The Chemours Co. LLC	129,040	2,598,866
W.R. Grace & Co.	39,833	1,732,337
		11,529,346
Construction Materials - 0.5%
Eagle Materials, Inc.	20,957	1,786,584
Containers & Packaging - 1.3%
Crown Holdings, Inc. (a)	59,895	5,138,991

TOTAL MATERIALS		18,454,921

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Homes 4 Rent Class A	53,100	1,501,137
American Tower Corp.	6,900	1,584,585
Corporate Office Properties Trust (SBI)	45,300	1,016,079
Digital Realty Trust, Inc.	17,300	2,496,390
Mid-America Apartment Communities, Inc.	18,100	2,111,003
Prologis (REIT), Inc.	44,500	4,414,400
Weyerhaeuser Co.	102,000	2,783,580
		15,907,174
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)	133,500	1,564,620

TOTAL REAL ESTATE		17,471,794

UTILITIES - 6.3%
Electric Utilities - 2.8%
Edison International	51,597	2,891,496
Exelon Corp.	87,438	3,487,902
FirstEnergy Corp.	77,032	2,289,391
PG&E Corp. (a)	236,200	2,258,072
		10,926,861
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	175,319	3,418,721
Vistra Corp.	129,763	2,253,983
		5,672,704
Multi-Utilities - 2.0%
CenterPoint Energy, Inc.	143,223	3,026,302
Dominion Energy, Inc.	55,647	4,470,680
		7,496,982

TOTAL UTILITIES		24,096,547

TOTAL COMMON STOCKS
(Cost $370,331,703)		378,391,036

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.10% (c)	5,717,873	5,719,016
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	457,829	457,875
TOTAL MONEY MARKET FUNDS
(Cost $6,176,661)		6,176,891

Equity Funds - 0.4%
Domestic Equity Funds - 0.4%
iShares Russell 1000 Value Index ETF
(Cost $1,660,168)	13,800	1,610,874
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $378,168,532)		386,178,801
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,172,282)
NET ASSETS - 100%		$385,006,519

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,443
Fidelity Securities Lending Cash Central Fund	11,107
Total	$36,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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